500 Boylston Street, Boston, Massachusetts  02116-3741
Phone 617-954-5000

September 28, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Equity Income Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 24, 2012.

Please call the undersigned at (617) 954-6765 or Claudia Murphy at (617) 954-5406 with any questions you may have.

Very truly yours,

Johnathan C. Mathiesen
Assistant Vice President &
  Associate Counsel

JCM/bjn